Shareholder Fees	Jul. 31, 2026 USD ($)
Service Shares Prospectus | GuidePath(R) Growth Allocation Fund | GuidePath(R) Growth Allocation Fund Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Service Shares Prospectus | GuidePath(R) Conservative Allocation Fund | GuidePath(R) Conservative Allocation Fund Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Service Shares Prospectus | GuidePath(R) Tactical Allocation Fund | GuidePath(R) Tactical Allocation Fund Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Service Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | GuidePath(R) Absolute Return Allocation Fund Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Service Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | GuidePath(R) Multi-Asset Income Allocation Fund Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Service Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | GuidePath(R) Flexible Income Allocation Fund Service Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
Service Shares Prospectus | GuidePath(R) Conservative Income Fund | GuidePath(R) Conservative Income Fund Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Service Shares Prospectus | GuidePath(R) Income Fund | GuidePath(R) Income Fund Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Service Shares Prospectus | GuidePath(R) Growth and Income Fund | GuidePath(R) Growth and Income Fund Class
Prospectus [Line Items]
Shareholder Fee, Other	0
RS Shares Prospectus | GuidePath(R) Growth Allocation Fund | GuidePath® Growth Allocation Fund RS Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
RS Shares Prospectus | GuidePath(R) Conservative Allocation Fund | GuidePath® Conservative Allocation Fund RS Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
RS Shares Prospectus | GuidePath(R) Tactical Allocation Fund | GuidePath® Tactical Allocation Fund RS Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
RS Shares Prospectus | GuidePath(R) Absolute Return Allocation Fund | GuidePath® Absolute Return Allocation Fund RS Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
RS Shares Prospectus | GuidePath(R) Multi-Asset Income Allocation Fund | GuidePath® Multi-Asset Income Allocation Fund RS Shares
Prospectus [Line Items]
Shareholder Fee, Other	0
RS Shares Prospectus | GuidePath(R) Flexible Income Allocation Fund | GuidePath® Flexible Income Allocation Fund RS Shares
Prospectus [Line Items]
Shareholder Fee, Other	$ 0